SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Dec. 31, 2018
DSS holding
Significant Accounting Policies [Line Items]
Schedule Of Cash And Cash Equivalents And Restricted Cash [Table Text Block]

The following table provides a reconciliation of Cash and cash equivalents and Restricted cash reported within the consolidated balance sheets that sum to the total of the amounts shown in the consolidated statements of cash flows for the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017:

	December 31,	March 31,	March 31,
	2018	2018	2017
Cash and cash equivalents	$83,053,722	$79,339,584	$64,350,323
Restricted cash	5,104,167	5,000,000	5,000,000
Total Cash and cash equivalents, and Restricted cash shown in the consolidated statements of cash flows	$88,157,889	$84,339,584	$69,350,323